Redeemable Convertible Preferred Stock - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) director $ / shares shares	Dec. 31, 2018 USD ($) director $ / shares shares	Dec. 31, 2017 $ / shares shares	Apr. 30, 2016 $ / shares	Dec. 31, 2015 $ / shares	Oct. 31, 2015 $ / shares shares
Temporary Equity [Line Items]
Dividends declared | $	$ 0	$ 0
Conversion, minimum offering price (in USD per share)	$ 18.31	$ 18.31
Conversion, minimum offering price | $	$ 50,000,000	$ 50,000,000
Conversion ratio (in shares) | shares	1	1
Preferred Stock Warrants
Temporary Equity [Line Items]
Percentage of shares purchased available for warrant holders to purchase	50.00%
Warrant exercise price (in USD per share)	$ 6.11	$ 6.11		$ 6.11	$ 6.11	$ 6.11
Time to liquidity (years)	8 years	8 years		7 years 6 months	8 years	8 years
Warrants outstanding (in shares) | shares	2,667,587	2,672,502	2,672,502			163,877
Series A
Temporary Equity [Line Items]
Number of directors each holders is entitled to elect | director	2	2
Dividend rate (in USD per share)	$ 0.22	$ 0.22
Per share Preference (in USD per share)	2.70	2.70	$ 2.70
Conversion price (in USD per share)	2.70	2.70
Series A-1
Temporary Equity [Line Items]
Dividend rate (in USD per share)	0.27	0.27
Per share Preference (in USD per share)	3.38	3.38	3.38
Conversion price (in USD per share)	$ 3.38	$ 3.38
Series B
Temporary Equity [Line Items]
Number of directors each holders is entitled to elect | director	3	3
Dividend rate (in USD per share)	$ 0.49	$ 0.49
Per share Preference (in USD per share)	6.11	6.11	6.11
Conversion price (in USD per share)	$ 6.11	$ 6.11
Series C
Temporary Equity [Line Items]
Number of directors each holders is entitled to elect | director	2	2
Dividend rate (in USD per share)	$ 0.49	$ 0.49
Per share Preference (in USD per share)	6.11	6.11	$ 6.11
Conversion price (in USD per share)	$ 6.11	$ 6.11